Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Line Items]
Current income taxes benefit		$ 95,870	$ 240,806
Deferred income taxes provision			(228,828)
Total benefit for income taxes		95,870	11,978
Less: provision for income tax expenses from discontinued operations		(844)
Benefit for income taxes from continuing operations		$ (95,026)	$ (11,978)